Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2024
Bonds Payable
Schedule of contractual maturities of bonds payable

Years ending December 31:	Principal	Interest	Total
2025	$—	2,127	2,127
2026	—	2,127	2,127
2027	—	2,127	2,127
2028	—	2,127	2,127
2029	—	2,127	2,127
2030	—	2,127	2,127
2031	—	2,127	2,127
2032	—	2,127	2,127
2033	37,320	2,127	39,447